Condensed consolidating information on certain US subsidiaries	6 Months Ended
Jun. 30, 2019
Disclosure Of Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed consolidating information on certain US subsidiaries
Condensed consolidating information on certain US subsidiaries
BP p.l.c. fully and unconditionally guarantees the payment obligations of its 100%-owned subsidiary BP Exploration (Alaska) Inc. under the BP Prudhoe Bay Royalty Trust. The following financial information for BP p.l.c., BP Exploration (Alaska) Inc. and all other subsidiaries on a condensed consolidating basis is intended to provide investors with meaningful and comparable financial information about BP p.l.c. and its subsidiary issuers of registered securities and is provided pursuant to Rule 3-10 of Regulation S-X in lieu of the separate financial statements of each subsidiary issuer of public debt securities. Non-current assets for BP p.l.c. includes investments in subsidiaries recorded under the equity method for the purposes of the condensed consolidating financial information. Equity-accounted income of subsidiaries is the group’s share of profit related to such investments. The eliminations and reclassifications column includes the necessary amounts to eliminate the intercompany balances and transactions between BP p.l.c., BP Exploration (Alaska) Inc. and other subsidiaries. The financial information presented in the following tables for BP Exploration (Alaska) Inc. incorporates subsidiaries of BP Exploration (Alaska) Inc. using the equity method of accounting and excludes the BP group’s midstream operations in Alaska that are reported through different legal entities and that are included within the ‘other subsidiaries’ column in these tables. BP p.l.c. also fully and unconditionally guarantees securities issued by BP Capital Markets p.l.c. and BP Capital Markets America Inc. These companies are 100%-owned finance subsidiaries of BP p.l.c.
Income statement

First half 2019	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Sales and other operating revenues	2,315	—	138,876	(2,194)	138,997
Earnings from joint ventures - after interest and tax	—	—	323	—	323
Earnings from associates - after interest and tax	—	—	1,257	—	1,257
Equity-accounted income of subsidiaries - after interest and tax	—	5,713	—	(5,713)	—
Interest and other income	26	155	1,203	(951)	433
Gains on sale of businesses and fixed assets	4	—	140	—	144
Total revenues and other income	2,345	5,868	141,799	(8,858)	141,154
Purchases	1,254	—	104,895	(2,194)	103,955
Production and manufacturing expenses	471	—	10,276	—	10,747
Production and similar taxes	93	—	702	—	795
Depreciation, depletion and amortization	132	—	8,917	—	9,049
Impairment and losses on sale of businesses and fixed assets	—	—	1,002	—	1,002
Exploration expense	—	—	513	—	513
Distribution and administration expenses	11	386	5,048	(32)	5,413
Profit (loss) before interest and taxation	384	5,482	10,446	(6,632)	9,680
Finance costs	6	803	1,830	(919)	1,720
Net finance (income) expense relating to pensions and other post-retirement benefits	—	(78)	108	—	30
Profit (loss) before taxation	378	4,757	8,508	(5,713)	7,930
Taxation	70	1	2,956	—	3,027
Profit (loss) for the year	308	4,756	5,552	(5,713)	4,903
Attributable to
BP shareholders	308	4,756	5,405	(5,713)	4,756
Non-controlling interests	—	—	147	—	147
	308	4,756	5,552	(5,713)	4,903

Note 12. Condensed consolidating information on certain US subsidiaries (continued)
Statement of comprehensive income

First half 2019	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Profit (loss) for the year	308	4,756	5,552	(5,713)	4,903
Other comprehensive income
Items that may be reclassified subsequently to profit or loss
Currency translation differences	—	(2)	1,122	—	1,120
Cash flow hedges and costs of hedging	—	—	152	—	152
Share of items relating to equity-accounted entities, net of tax	—	—	(80)	—	(80)
Income tax relating to items that may be reclassified	—	—	(43)	—	(43)
	—	(2)	1,151	—	1,149
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	(300)	(592)	—	(892)
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	1	—	1
Income tax relating to items that will not be reclassified	—	—	275	—	275
	—	(300)	(316)	—	(616)
Other comprehensive income	—	(302)	835	—	533
Equity-accounted other comprehensive income of subsidiaries	—	828	—	(828)	—
Total comprehensive income	308	5,282	6,387	(6,541)	5,436
Attributable to
BP shareholders	308	5,282	6,233	(6,541)	5,282
Non-controlling interests	—	—	154	—	154
	308	5,282	6,387	(6,541)	5,436

Note 12. Condensed consolidating information on certain US subsidiaries (continued)
Income statement continued

First half 2018	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Sales and other operating revenues	2,199	—	143,552	(2,140)	143,611
Earnings from joint ventures - after interest and tax	—	—	513	—	513
Earnings from associates - after interest and tax	—	—	1,441	—	1,441
Equity-accounted income of subsidiaries - after interest and tax	—	6,028	—	(6,028)	—
Interest and other income	18	112	893	(699)	324
Gains on sale of businesses and fixed assets	—	—	161	—	161
Total revenues and other income	2,217	6,140	146,560	(8,867)	146,050
Purchases	705	—	111,371	(2,140)	109,936
Production and manufacturing expenses	481	—	10,472	—	10,953
Production and similar taxes	144	—	755	—	899
Depreciation, depletion and amortization	262	—	7,480	—	7,742
Impairment and losses on sale of businesses and fixed assets	—	—	68	—	68
Exploration expense	—	—	678	—	678
Distribution and administration expenses	10	344	5,402	(33)	5,723
Profit (loss) before interest and taxation	615	5,796	10,334	(6,694)	10,051
Finance costs	3	577	1,174	(666)	1,088
Net finance (income) expense relating to pensions and other post-retirement benefits	—	(49)	111	—	62
Profit (loss) before taxation	612	5,268	9,049	(6,028)	8,901
Taxation	83	—	3,414	—	3,497
Profit (loss) for the year	529	5,268	5,635	(6,028)	5,404
Attributable to
BP shareholders	529	5,268	5,499	(6,028)	5,268
Non-controlling interests	—	—	136	—	136
	529	5,268	5,635	(6,028)	5,404

Note 12. Condensed consolidating information on certain US subsidiaries (continued)
Statement of comprehensive income continued

First half 2018	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Profit (loss) for the year	529	5,268	5,635	(6,028)	5,404
Other comprehensive income
Items that may be reclassified subsequently to profit or loss
Currency translation differences	—	(191)	(1,890)	—	(2,081)
Cash flow hedges and costs of hedging	—	—	(189)	—	(189)
Share of items relating to equity-accounted entities, net of tax	—	—	122	—	122
Income tax relating to items that may be reclassified	—	—	(38)	—	(38)
	—	(191)	(1,995)	—	(2,186)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	1,877	702	—	2,579
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	(22)	—	(22)
Income tax relating to items that will not be reclassified	—	—	(822)	—	(822)
	—	1,877	(142)	—	1,735
Other comprehensive income	—	1,686	(2,137)	—	(451)
Equity-accounted other comprehensive income of subsidiaries	—	(2,106)	—	2,106	—
Total comprehensive income	529	4,848	3,498	(3,922)	4,953
Attributable to
BP shareholders	529	4,848	3,393	(3,922)	4,848
Non-controlling interests	—	—	105	—	105
	529	4,848	3,498	(3,922)	4,953

Note 12. Condensed consolidating information on certain US subsidiaries (continued)
Balance sheet

At 30 June 2019	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Non-current assets
Property, plant and equipment	4,501	—	140,790	—	145,291
Goodwill	—	—	12,158	—	12,158
Intangible assets	608	—	15,023	—	15,631
Investments in joint ventures	—	—	8,637	—	8,637
Investments in associates	—	2	19,585	—	19,587
Other investments	—	—	1,250	—	1,250
Subsidiaries - equity-accounted basis	—	172,529	—	(172,529)	—
Fixed assets	5,109	172,531	197,443	(172,529)	202,554
Loans	9	—	27,422	(26,742)	689
Trade and other receivables	13	2,599	2,133	(2,599)	2,146
Derivative financial instruments	—	—	6,014	—	6,014
Prepayments	—	—	776	—	776
Deferred tax assets	—	—	3,624	—	3,624
Defined benefit pension plan surpluses	—	5,310	506	—	5,816
	5,131	180,440	237,918	(201,870)	221,619
Current assets
Loans	—	—	313	—	313
Inventories	322	—	19,720	—	20,042
Trade and other receivables	2,692	151	47,808	(26,308)	24,343
Derivative financial instruments	—	—	3,384	—	3,384
Prepayments	41	—	960	—	1,001
Current tax receivable	—	—	930	—	930
Other investments	—	—	135	—	135
Cash and cash equivalents	—	1	20,673	—	20,674
	3,055	152	93,923	(26,308)	70,822
Assets classified as held for sale (Note 2)	—	—	721	—	721
	3,055	152	94,644	(26,308)	71,543
Total assets	8,186	180,592	332,562	(228,178)	293,162
Current liabilities
Trade and other payables	600	23,653	46,829	(26,308)	44,774
Derivative financial instruments	—	—	2,601	—	2,601
Accruals	53	36	4,054	—	4,143
Lease liabilities	23	—	2,071	—	2,094
Finance debt	—	—	8,677	—	8,677
Current tax payable	7	—	2,377	—	2,384
Provisions	1	—	2,069	—	2,070
	684	23,689	68,678	(26,308)	66,743
Liabilities directly associated with assets classified as held for sale (Note 2)	—	—	112	—	112
	684	23,689	68,790	(26,308)	66,855
Non-current liabilities
Other payables	1	26,758	15,236	(29,341)	12,654
Derivative financial instruments	—	—	5,187	—	5,187
Accruals	—	—	610	—	610
Lease liabilities	68	—	8,217	—	8,285
Finance debt	—	—	58,876	—	58,876
Deferred tax liabilities	637	1,907	7,128	—	9,672
Provisions	672	—	17,721	—	18,393
Defined benefit pension plan and other post-retirement benefit plan deficits	—	203	8,804	—	9,007
	1,378	28,868	121,779	(29,341)	122,684
Total liabilities	2,062	52,557	190,569	(55,649)	189,539
Net assets	6,124	128,035	141,993	(172,529)	103,623
Equity
BP shareholders’ equity	6,124	128,035	139,855	(172,529)	101,485
Non-controlling interests	—	—	2,138	—	2,138
	6,124	128,035	141,993	(172,529)	103,623

Note 12. Condensed consolidating information on certain US subsidiaries (continued)
Balance sheet continued

At 31 December 2018	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Non-current assets
Property, plant and equipment	4,445	—	130,816	—	135,261
Goodwill	—	—	12,204	—	12,204
Intangible assets	598	—	16,686	—	17,284
Investments in joint ventures	—	—	8,647	—	8,647
Investments in associates	—	2	17,671	—	17,673
Other investments	—	—	1,341	—	1,341
Subsidiaries - equity-accounted basis	—	166,311	—	(166,311)	—
Fixed assets	5,043	166,313	187,365	(166,311)	192,410
Loans	—	—	32,402	(31,765)	637
Trade and other receivables	—	2,600	1,834	(2,600)	1,834
Derivative financial instruments	—	—	5,145	—	5,145
Prepayments	—	—	1,179	—	1,179
Deferred tax assets	—	—	3,706	—	3,706
Defined benefit pension plan surpluses	—	5,473	482	—	5,955
	5,043	174,386	232,113	(200,676)	210,866
Current assets
Loans	—	—	326	—	326
Inventories	302	—	17,686	—	17,988
Trade and other receivables	2,536	151	38,931	(17,140)	24,478
Derivative financial instruments	—	—	3,846	—	3,846
Prepayments	7	—	956	—	963
Current tax receivable	—	—	1,019	—	1,019
Other investments	—	—	222	—	222
Cash and cash equivalents	—	13	22,455	—	22,468
	2,845	164	85,441	(17,140)	71,310
Total assets	7,888	174,550	317,554	(217,816)	282,176
Current liabilities
Trade and other payables	413	14,634	48,358	(17,140)	46,265
Derivative financial instruments	—	—	3,308	—	3,308
Accruals	89	31	4,506	—	4,626
Lease liabilities	—	—	44	—	44
Finance debt(a)	—	—	9,329	—	9,329
Current tax payable	310	—	1,791	—	2,101
Provisions	1	—	2,563	—	2,564
	813	14,665	69,899	(17,140)	68,237
Non-current liabilities
Other payables	—	31,800	16,395	(34,365)	13,830
Derivative financial instruments	—	—	5,625	—	5,625
Accruals	—	—	575	—	575
Lease liabilities	—	—	623	—	623
Finance debt(a)	—	—	55,803	—	55,803
Deferred tax liabilities	586	1,907	7,319	—	9,812
Provisions	670	—	17,062	—	17,732
Defined benefit pension plan and other post-retirement benefit plan deficits	—	184	8,207	—	8,391
	1,256	33,891	111,609	(34,365)	112,391
Total liabilities	2,069	48,556	181,508	(51,505)	180,628
Net assets	5,819	125,994	136,046	(166,311)	101,548
Equity
BP shareholders’ equity	5,819	125,994	133,942	(166,311)	99,444
Non-controlling interests	—	—	2,104	—	2,104
	5,819	125,994	136,046	(166,311)	101,548

(a)	Finance debt has been re-presented to align with the current period. See Note 1 for further information.
Note 12. Condensed consolidating information on certain US subsidiaries (continued)
Cash flow statement

First half 2019	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Operating activities
Profit (loss) before taxation	378	4,757	8,508	(5,713)	7,930
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Depreciation, depletion and amortization and exploration expenditure written off	132	—	9,278	—	9,410
Impairment and (gain) loss on sale of businesses and fixed assets	(4)	—	862	—	858
Earnings from equity-accounted entities, less dividends received	—	—	(984)	—	(984)
Equity accounted income of subsidiaries - after interest and tax	—	(5,713)	—	5,713	—
Dividends received from subsidiaries	—	(1)	—	1	—
Net charge for interest and other finance expense, less net interest paid	4	(71)	217	—	150
Share-based payments	—	404	10	—	414
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	—	(41)	(104)	—	(145)
Net charge for provisions, less payments	24	—	(338)	—	(314)
Movements in inventories and other current and non-current assets and liabilities	(108)	3,980	(6,625)	—	(2,753)
Income taxes paid	(321)	(1)	(2,133)	—	(2,455)
Net cash provided by operating activities	105	3,314	8,691	1	12,111
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(109)	—	(7,419)	—	(7,528)
Acquisitions, net of cash acquired	—	—	(3,542)	—	(3,542)
Investment in joint ventures	—	—	(20)	—	(20)
Investment in associates	—	—	(199)	—	(199)
Total cash capital expenditure	(109)	—	(11,180)	—	(11,289)
Proceeds from disposal of fixed assets	15	—	290	—	305
Proceeds from disposal of businesses, net of cash disposed	—	—	373	—	373
Proceeds from loan repayments	9	—	110	—	119
Net cash used in investing activities	(85)	—	(10,407)	—	(10,492)
Financing activities(a)
Net issue (repurchase) of shares	—	(125)	—	—	(125)
Lease liability payments	(20)	—	(1,192)	—	(1,212)
Proceeds from long-term financing	—	—	6,505	—	6,505
Repayments of long-term financing	—	—	(6,242)	—	(6,242)
Net increase (decrease) in short-term debt	—	—	970	—	970
Net increase (decrease) in non-controlling interests	—	—	—	—	—
Dividends paid - BP shareholders	—	(3,201)	(12)	(1)	(3,214)
- non-controlling interests	—	—	(119)	—	(119)
Net cash provided by (used in) financing activities	(20)	(3,326)	(90)	(1)	(3,437)
Currency translation differences relating to cash and cash equivalents	—	—	24	—	24
Increase (decrease) in cash and cash equivalents	—	(12)	(1,782)	—	(1,794)
Cash and cash equivalents at beginning of period	—	13	22,455	—	22,468
Cash and cash equivalents at end of period	—	1	20,673	—	20,674

Note 12. Condensed consolidating information on certain US subsidiaries (continued)
Cash flow statement continued

First half 2018	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Operating activities
Profit (loss) before taxation	612	5,268	9,049	(6,028)	8,901
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Depreciation, depletion and amortization and exploration expenditure written off	261	—	7,988	—	8,249
Impairment and (gain) loss on sale of businesses and fixed assets	—	—	(93)	—	(93)
Earnings from equity-accounted entities, less dividends received	—	—	(1,524)	—	(1,524)
Equity accounted income of subsidiaries - after interest and tax	—	(6,028)	—	6,028	—
Dividends received from subsidiaries	—	3	—	(3)	—
Net charge for interest and other finance expense, less net interest paid	3	(49)	317	—	271
Share-based payments	—	210	194	—	404
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	—	(160)	(104)	—	(264)
Net charge for provisions, less payments	9	—	215	—	224
Movements in inventories and other current and non-current assets and liabilities	(703)	4,299	(5,564)	(2,000)	(3,968)
Income taxes paid	(11)	—	(2,237)	—	(2,248)
Net cash provided by operating activities	171	3,543	8,241	(2,003)	9,952
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(171)	—	(6,899)	—	(7,070)
Acquisitions, net of cash acquired	—	—	(1)	—	(1)
Investment in joint ventures	—	—	(57)	—	(57)
Investment in associates	—	—	(660)	—	(660)
Total cash capital expenditure	(171)	—	(7,617)	—	(7,788)
Proceeds from disposal of fixed assets	—	—	190	—	190
Proceeds from disposal of businesses, net of cash disposed	—	—	127	—	127
Proceeds from loan repayments	—	—	33	—	33
Net cash used in investing activities	(171)	—	(7,267)	—	(7,438)
Financing activities(a)
Net issue (repurchase) of shares	—	18	(218)	—	(200)
Lease liability payments	—	—	(14)	—	(14)
Proceeds from long-term financing	—	—	1,032	—	1,032
Repayments of long-term financing	—	—	(2,869)	—	(2,869)
Net increase (decrease) in short-term debt	—	—	(57)	—	(57)
Net increase (decrease) in non-controlling interests	—	—	(1)	—	(1)
Dividends paid - BP shareholders	—	(3,556)	(2,003)	2,003	(3,556)
- non-controlling interests	—	—	(70)	—	(70)
Net cash provided by (used in) financing activities	—	(3,538)	(4,200)	2,003	(5,735)
Currency translation differences relating to cash and cash equivalents	—	—	(169)	—	(169)
Increase (decrease) in cash and cash equivalents	—	5	(3,395)	—	(3,390)
Cash and cash equivalents at beginning of period	—	10	25,565	—	25,575
Cash and cash equivalents at end of period	—	15	22,170	—	22,185

(a)	Financing cash flows for the half year 2018 have been re-presented to align with the current period. See Note 1 for further information.